COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2017
COMMITMENTS
Schedule of capital commitments outstanding not provided for in the financial statements
	As of December 31, 2016	As of September 30, 2017
Contracted for	510,999	1,026,859